Transactions with Related Parties, Second Jelco Loan (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Loan Agreement [Abstract]
Balance outstanding			$ 191,129		$ 198,607
Jelco [Member] | Second Jelco Note [Member]
Loan Agreement [Abstract]
Unpaid interest				$ 354
Balance outstanding			$ 11,450
Jelco [Member] | Second Jelco Note [Member] | Plan [Member]
Loan Agreement [Abstract]
Interest rate	0.00%
Jelco [Member] | Second Jelco Note [Member] | LIBOR [Member] | Plan [Member]
Loan Agreement [Abstract]
Term of variable rate		3 months
Margin on variable rate		6.00%